GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]
The breakdown and changes in goodwill in 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	12/31/2020	Hyperinflation	Translation Differences	Impairment	12/31/2021	Translation Differences	Impairment	12/31/2022
Peru	27,103	—	(2,529)	—	24,574	1,145	(5,140)	20,579
Chile	16,245	—	(2,656)	—	13,589	(146)		13,443
Colombia	5,463	—	(753)	—	4,710	(812)		3,898
Mexico	1,820	—	(50)	—	1,770	91		1,861
Brazil	50,790	—	(3,492)	—	47,298	3,289	(7,705)	42,882
Argentina	1,593	656	(288)	(1,961)	—	—		—
Total	103,014	656	(9,768)	(1,961)	91,941	3,567	(12,845)	82,663